Schedule of Fixed Assets (Details) - USD ($)	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Property, Plant and Equipment [Line Items]
Total		$ 95,626	$ 244,998
Less: Accumulated depreciation		(75,562)	(183,090)
Fixed assets, net	$ 2,045,375	20,064	61,908
Computer Equipment [Member]
Property, Plant and Equipment [Line Items]
Total		90,707	82,240
Warehouse and Refrigeration Equipment [Member]
Property, Plant and Equipment [Line Items]
Total			157,839
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Total		$ 4,919	$ 4,919